UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-8497

Name of Fund: BlackRock Corporate High Yield Fund III, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, BlackRock Corporate High Yield Fund III, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton,
      NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 05/31/2007

Date of reporting period: 12/01/06 - 02/28/07

Item 1 - Schedule of Investments

BlackRock Corporate High Yield Fund III, Inc.
Schedule of Investments as of February 28, 2007                                                                   (in U.S. dollars)
-----------------------------------------------------------------------------------------------------------------------------------
                                        Face
Industry                              Amount   Corporate Bonds                                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 4.7%       $ 1,947,000   Alliant Techsystems, Inc., 2.75% due 9/15/2011 (b)(i)                    $ 2,095,459
                                     780,000   Argo-Tech Corp., 9.25% due 6/01/2011                                         846,300
                                     560,000   Bombardier, Inc., 8% due 11/15/2014 (i)                                      585,200
                                   1,425,000   DRS Technologies, Inc., 6.875% due 11/01/2013                              1,428,562
                                     975,000   Esterline Technologies Corp., 7.75% due 6/15/2013                            994,500
                                   1,425,000   L-3 Communications Corp., 7.625% due 6/15/2012                             1,478,437
                                   1,625,000   L-3 Communications Corp., 5.875% due 1/15/2015                             1,584,375
                                   1,375,000   L-3 Communications Corp., 6.375% due 10/15/2015                            1,368,125
                                   1,380,000   L-3 Communications Corp., 3% due 8/01/2035 (b)(i)                          1,473,150
                                   1,310,000   Standard Aero Holdings, Inc., 8.25% due 9/01/2014                          1,332,925
                                     470,000   TransDigm, Inc., 7.75% due 7/15/2014 (i)                                     482,925
                                   1,950,000   Vought Aircraft Industries, Inc., 8% due 7/15/2011                         1,901,250
                                                                                                                        -----------
                                                                                                                         15,571,208
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.5%                      999,772   Continental Airlines, Inc. Series 1997-4-B, 6.90%
                                               due 7/02/2018                                                                999,772
                                      77,084   Continental Airlines, Inc. Series 1998-1-C, 6.541%
                                               due 9/15/2009                                                                 76,698
                                     462,404   Continental Airlines, Inc. Series 2001-1 Class  C,
                                               7.033% due 12/15/2012                                                        462,982
                                                                                                                        -----------
                                                                                                                          1,539,452
-----------------------------------------------------------------------------------------------------------------------------------
Automotive - 3.5%                    605,000   Accuride Corp., 8.50% due 2/01/2015                                          612,562
                                   2,875,000   Autonation, Inc., 7.36% due 4/15/2013 (d)                                  2,918,125
                                   1,525,000   Autonation, Inc., 7% due 4/15/2014                                         1,545,969
                                     350,000   Ford Capital BV, 9.50% due 6/01/2010                                         352,625
                                     700,000   Ford Motor Company, 8.90% due 1/15/2032                                      623,000
                                     710,000   Ford Motor Credit Co., 8.11% due 1/13/2012 (d)                               713,831
                                     600,000   General Motors Acceptance Corp., 7.25%
                                               due 3/02/2011                                                                614,307
                                      70,000   The Goodyear Tire & Rubber Co., 7.857%
                                               due 8/15/2011                                                                 72,187
                                     925,000   The Goodyear Tire & Rubber Co., 8.625%
                                               due 12/01/2011 (i)                                                           982,812
                                     470,000   Keystone Automotive Operations, Inc., 9.75%
                                               due 11/01/2013                                                               467,650
                                   1,600,000   Lear Corp., 8.75% due 12/01/2016                                           1,542,000
                                   1,210,000   United Auto Group, Inc., 7.75% due 12/15/2016 (i)                          1,231,175
                                                                                                                        -----------
                                                                                                                         11,676,243
-----------------------------------------------------------------------------------------------------------------------------------
Broadcasting - 4.3%                1,850,000   Allbritton Communications Co., 7.75%
                                               due 12/15/2012                                                             1,896,250
                                   1,125,000   Barrington Broadcasting Group LLC, 10.50%
                                               due 8/15/2014 (i)                                                          1,178,437
                                   2,000,000   CMP Susquehanna Corp., 9.875% due 5/15/2014 (i)                            2,055,000
                                     400,000   Nexstar Finance, Inc., 7% due 1/15/2014                                      386,000
                                   2,975,000   Paxson Communications Corp., 8.61%
                                               due 1/15/2012 (d)(i)                                                       3,027,063
                                   2,475,000   Salem Communications Corp., 7.75% due 12/15/2010                           2,518,313
                                   1,575,000   Sinclair Broadcast Group, Inc., 8% due 3/15/2012                           1,622,250
                                     500,000   Sirius Satellite Radio, Inc., 9.625% due 8/01/2013                           505,000
                                   1,225,000   Young Broadcasting, Inc., 10% due 3/01/2011                                1,215,813
                                                                                                                        -----------
                                                                                                                         14,404,126
-----------------------------------------------------------------------------------------------------------------------------------
Cable - U.S. - 7.8%                  845,000   CCH I Holdings LLC, 11% due 10/01/2015                                       876,687
                                   1,800,000   CCH I LLC, 11% due 10/01/2015                                              1,872,000
                                   2,275,000   CSC Holdings, Inc. Series B, 7.625% due 4/01/2011                          2,337,562
                                      75,000   Cablevision Systems Corp. Series B, 9.87%
                                               due 4/01/2009 (d)                                                             79,875

BlackRock Corporate High Yield Fund III, Inc.
Schedule of Investments as of February 28, 2007                                                                   (in U.S. dollars)
-----------------------------------------------------------------------------------------------------------------------------------
                                        Face
Industry                              Amount   Corporate Bonds                                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                 $   475,000   Cablevision Systems Corp. Series B, 8%
                                               due 4/15/2012                                                            $   482,125
                                   3,430,000   Charter Communications Holdings II LLC, 10.25%
                                               due 9/15/2010                                                              3,610,075
                                   1,975,000   Echostar DBS Corp., 7.125% due 2/01/2016                                   2,041,656
                                     240,000   Intelsat Bermuda Ltd., 11.354% due 6/15/2013 (d)(i)                          257,400
                                   1,150,000   Intelsat Bermuda Ltd., 8.872% due 1/15/2015 (d)(i)                         1,177,312
                                   2,150,000   Intelsat Subsidiary Holding Co. Ltd., 8.625%
                                               due 1/15/2015                                                              2,311,250
                                     571,000   Loral Spacecom Corp., 14% due 11/15/2015 (g)                                 656,650
                                   2,425,000   Mediacom LLC, 9.50% due 1/15/2013                                          2,491,688
                                   2,193,000   PanAmSat Corp., 9% due 8/15/2014                                           2,368,440
                                   1,125,000   PanAmSat Corp., 9% due 6/15/2016 (i)                                       1,234,688
                                   2,000,000   Quebecor Media, Inc., 7.75% due 3/15/2016                                  2,050,000
                                   1,900,000   Rainbow National Services LLC, 10.375%
                                               due 9/01/2014 (i)                                                          2,128,000
                                                                                                                        -----------
                                                                                                                         25,975,408
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 6.3%                     880,000   American Pacific Corp., 9% due 2/01/2015 (i)                                 887,700
                                   1,544,000   BCP Crystal Holdings Corp., 9.625% due 6/15/2014                           1,715,770
                                     825,000   Innophos, Inc., 8.875% due 8/15/2014                                         855,937
                                     455,000   Key Plastics LLC and Key Plastics Finance Corp.,
                                               11.75% due 3/15/2013 (i)                                                     458,413
                                     785,000   Lyondell Chemical Co., 8.25% due 9/15/2016                                   843,875
                                   4,320,000   Millennium America, Inc., 9.25% due 6/15/2008                              4,492,800
                                   2,330,000   Momentive Performance Materials, Inc., 10.125%
                                               due 12/01/2014 (g)(i)                                                      2,452,325
                                     885,000   Momentive Performance Materials, Inc., 11.50%
                                               due 12/01/2016 (i)                                                           920,400
                                   2,065,000   Nova Chemicals Corp., 8.502% due 11/15/2013 (d)                            2,065,000
                                   1,200,000   Nalco Co., 7.75% due 11/15/2011                                            1,239,000
                                   1,200,000   Nalco Co., 8.875% due 11/15/2013                                           1,278,000
                                     724,000   Nalco Finance Holdings, Inc., 10.065% due 2/01/2014 (a)                      622,640
                                   2,300,000   Omnova Solutions, Inc., 11.25% due 6/01/2010                               2,458,125
                                     550,000   Terra Capital, Inc., 7% due 2/01/2017 (i)                                    547,250
                                                                                                                        -----------
                                                                                                                         20,837,235
-----------------------------------------------------------------------------------------------------------------------------------
Consumer - Durables - 0.9%         1,350,000   Sealy Mattress Co., 8.25% due 6/15/2014                                    1,424,250
                                   1,400,000   Simmons Bedding Co., 7.875% due 1/15/2014                                  1,435,000
                                                                                                                        -----------
                                                                                                                          2,859,250
-----------------------------------------------------------------------------------------------------------------------------------
Consumer - Non-Durables - 4.8%     3,375,000   American Greetings Corp., 7.375% due 6/01/2016                             3,488,906
                                   1,400,000   Chattem, Inc., 7% due 3/01/2014                                            1,400,000
                                   2,325,000   Church & Dwight Co., Inc., 6% due 12/15/2012                               2,272,687
                                   3,575,000   Hines Nurseries, Inc., 10.25% due 10/01/2011                               3,003,000
                                   1,600,000   Levi Strauss & Co., 10.11% due 4/01/2012 (d)                               1,634,000
                                   2,000,000   Levi Strauss & Co., 8.875% due 4/01/2016                                   2,155,000
                                   2,000,000   Quiksilver, Inc., 6.875% due 4/15/2015                                     1,950,000
                                                                                                                        -----------
                                                                                                                         15,903,593
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Media - 8.4%           1,045,000   Affinion Group, Inc., 11.50% due 10/15/2015                                1,133,825
                                     225,000   American Media Operations, Inc. Series B, 10.25%
                                               due 5/01/2009                                                                214,875
                                     350,000   CBD Media Holdings LLC, 9.25% due 7/15/2012                                  365,750
                                   2,600,000   CBD Media, Inc., 8.625% due 6/01/2011                                      2,691,000
                                   1,600,000   Cadmus Communications Corp., 8.375%
                                               due 6/15/2014                                                              1,620,000
                                     380,000   CanWest Media, Inc., 8% due 9/15/2012                                        391,400
                                   1,367,000   Dex Media West LLC, 9.875% due 8/15/2013                                   1,488,321

BlackRock Corporate High Yield Fund III, Inc.
Schedule of Investments as of February 28, 2007                                                                   (in U.S. dollars)
-----------------------------------------------------------------------------------------------------------------------------------
                                        Face
Industry                              Amount   Corporate Bonds                                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                 $ 2,010,000   Idearc, Inc., 8% due 11/15/2016 (i)                                      $ 2,065,275
                                   2,013,000   Liberty Media Corp., 0.75% due 3/30/2023 (b)                               2,415,600
                                     280,000   Network Communications, Inc., 10.75%
                                               due 12/01/2013                                                               289,100
                                   3,000,000   Nielsen Finance LLC, 10% due 8/01/2014 (i)                                 3,277,500
                                   1,060,000   Nielsen Finance LLC, 9.919% due 8/01/2016 (a)(i)                             743,325
                                   3,328,000   Primedia, Inc., 8% due 5/15/2013                                           3,419,520
                                   2,845,000   Quebecor World, Inc., 9.75% due 1/15/2015 (i)                              3,008,588
                                   1,400,000   RH Donnelley Corp. Series A-2, 6.875%
                                               due 1/15/2013                                                              1,365,000
                                   1,300,000   RH Donnelley Corp. Series A-3, 8.875%
                                               due 1/15/2016                                                              1,387,750
                                   1,800,000   Universal City Florida Holding Co. I, 10.11%
                                               due 5/01/2010 (d)                                                          1,863,000
                                                                                                                        -----------
                                                                                                                         27,739,829
-----------------------------------------------------------------------------------------------------------------------------------
Energy - Exploration &               510,000   Berry Petroleum Co., 8.25% due 11/01/2016                                    508,725
Production - 3.7%                  1,550,000   Chaparral Energy, Inc., 8.50% due 12/01/2015                               1,546,125
                                   1,710,000   Compton Petroleum Finance Corp., 7.625%
                                               due 12/01/2013                                                             1,675,800
                                   2,000,000   Encore Acquisition Co., 6.25% due 4/15/2014                                1,845,000
                                   2,800,000   Exco Resources, Inc., 7.25% due 1/15/2011                                  2,835,000
                                   1,500,000   OPTI Canada, Inc., 8.25% due 12/15/2014 (i)                                1,552,500
                                     780,000   Sabine Pass LNG LP, 7.50% due 11/30/2016 (i)                                 780,000
                                   1,370,000   Stone Energy Corp., 8.11% due 7/15/2010 (d)(i)                             1,371,713
                                                                                                                        -----------
                                                                                                                         12,114,863
-----------------------------------------------------------------------------------------------------------------------------------
Energy - Other - 2.4%              1,100,000   Copano Energy LLC, 8.125% due 3/01/2016                                    1,138,500
                                     945,000   Ferrellgas Partners LP, 8.75% due 6/15/2012                                  982,800
                                     380,000   KCS Energy, Inc., 7.125% due 4/01/2012                                       370,500
                                     720,000   North American Energy Partners, Inc., 8.75%
                                               due 12/01/2011                                                               734,400
                                   2,000,000   Ocean RIG ASA, 9.36% due 4/04/2011 (d)                                     2,000,000
                                   2,690,000   SemGroup LP, 8.75% due 11/15/2015 (i)                                      2,730,350
                                                                                                                        -----------
                                                                                                                          7,956,550
-----------------------------------------------------------------------------------------------------------------------------------
Financial - 0.5%                   1,200,000   American Real Estate Partners LP, 7.125%
                                               due 2/15/2013 (i)                                                          1,182,000
                                     440,000   NCO Group, Inc., 10.23% due 11/15/2013 (d)(i)                                442,200
                                                                                                                        -----------
                                                                                                                          1,624,200
-----------------------------------------------------------------------------------------------------------------------------------
Food & Tobacco - 4.1%                800,000   AmeriQual Group LLC, 9.50% due 4/01/2012 (i)                                 834,000
                                   2,400,000   Constellation Brands, Inc., 8.125% due 1/15/2012                           2,496,000
                                   1,225,000   Constellation Brands, Inc., 7.25% due 9/01/2016                            1,270,937
                                   3,000,000   Cott Beverages USA, Inc., 8% due 12/15/2011                                3,071,250
                                   3,024,000   Del Monte Corp., 8.625% due 12/15/2012                                     3,175,200
                                     200,000   Landry's Restaurants, Inc. Series B, 7.50%
                                               due 12/15/2014                                                               199,000
                                   2,000,000   National Beef Packing Co. LLC, 10.50% due 8/01/2011                        2,095,000
                                     505,000   Swift & Co., 12.50% due 1/01/2010                                            528,988
                                                                                                                        -----------
                                                                                                                         13,670,375
-----------------------------------------------------------------------------------------------------------------------------------
Gaming - 8.1%                      3,125,000   Boyd Gaming Corp., 8.75% due 4/15/2012                                     3,257,812
                                   1,350,000   Caesars Entertainment, Inc., 7.875% due 3/15/2010                          1,424,250
                                     100,000   Caesars Entertainment, Inc., 8.125% due 5/15/2011                            105,875
                                     300,000   Galaxy Entertainment Finance Co. Ltd., 10.354%
                                               due 12/15/2010 (d)(i)                                                        318,000
                                     550,000   Galaxy Entertainment Finance Co. Ltd., 9.875%
                                               due 12/15/2012 (i)                                                           600,187
                                     595,000   Greektown Holdings, 10.75% due 12/01/2013 (i)                                636,650

BlackRock Corporate High Yield Fund III, Inc.
Schedule of Investments as of February 28, 2007                                                                   (in U.S. dollars)
-----------------------------------------------------------------------------------------------------------------------------------
                                        Face
Industry                              Amount   Corporate Bonds                                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                 $   500,000   Harrah's Operating Co., Inc., 5.75% due 10/01/2017                       $   417,500
                                   1,550,000   Inn of the Mountain Gods Resort & Casino,
                                               12% due 11/15/2010                                                         1,689,500
                                   1,290,000   Little Traverse Bay Bands of Odawa Indians,
                                               10.25% due 2/15/2014 (i)                                                   1,328,700
                                     475,000   MGM Mirage, 6.75% due 4/01/2013                                              469,062
                                     975,000   Mirage Resorts, Inc., 6.75% due 2/01/2008                                    981,094
                                   2,025,000   Penn National Gaming, Inc., 6.875% due 12/01/2011                          2,025,000
                                   2,575,000   Poster Financial Group, Inc., 8.75% due 12/01/2011                         2,678,000
                                   1,150,000   Resorts International Hotel and Casino, Inc., 11.50%
                                               due 3/15/2009                                                              1,201,750
                                     975,000   San Pasqual Casino, 8% due 9/15/2013 (i)                                   1,001,813
                                   1,225,000   Station Casinos, Inc., 6.50% due 2/01/2014                                 1,136,188
                                   1,625,000   Station Casinos, Inc., 7.75% due 8/15/2016                                 1,669,688
                                   1,400,000   Station Casinos, Inc., 6.625% due 3/15/2018                                1,268,750
                                   2,210,000   Tropicana Entertainment, 9.625% due 12/15/2014 (i)                         2,223,813
                                     600,000   Turning Stone Resort Casino Enterprise, 9.125%
                                               due 9/15/2014 (i)                                                            624,000
                                   1,800,000   Wynn Las Vegas LLC, 6.625% due 12/01/2014                                  1,782,000
                                                                                                                        -----------
                                                                                                                         26,839,632
-----------------------------------------------------------------------------------------------------------------------------------
Health Care - 6.7%                   300,000   Accellent, Inc., 10.50% due 12/01/2013                                       312,000
                                   1,140,000   Angiotech Pharmaceuticals, Inc., 9.11%
                                               due 12/01/2013 (d)(i)                                                      1,177,050
                                     600,000   The Cooper Cos., Inc., 7.125% due 2/15/2015 (i)                              606,000
                                   2,000,000   Elan Finance Plc, 9.36% due 11/15/2011 (d)                                 2,035,000
                                   3,000,000   HealthSouth Corp., 11.354% due 6/15/2014 (d)(i)                            3,330,000
                                     725,000   Omnicare, Inc., 6.75% due 12/15/2013                                         717,750
                                     650,000   Select Medical Corp., 7.625% due 2/01/2015                                   572,000
                                   2,260,000   Tenet Healthcare Corp., 9.875% due 7/01/2014                               2,299,550
                                     825,000   Triad Hospitals, Inc., 7% due 5/15/2012                                      851,813
                                   3,000,000   US Oncology, Inc., 9% due 8/15/2012                                        3,172,500
                                   1,000,000   VWR International, Inc., 8% due 4/15/2014                                  1,015,000
                                   2,000,000   Vanguard Health Holding Co. II, LLC, 9%
                                               due 10/01/2014                                                             2,055,000
                                   4,000,000   Ventas Realty, LP, 6.75% due 6/01/2010                                     4,085,000
                                                                                                                        -----------
                                                                                                                         22,228,663
-----------------------------------------------------------------------------------------------------------------------------------
Housing - 2.8%                     3,025,000   Forest City Enterprises, Inc., 7.625% due 6/01/2015                        3,100,625
                                     699,000   Goodman Global Holding Co., Inc., 8.36%
                                               due 6/15/2012 (d)                                                            707,737
                                   1,350,000   Goodman Global Holding Co., Inc., 7.875%
                                               due 12/15/2012                                                             1,377,000
                                     295,000   Nortek, Inc., 8.50% due 9/01/2014                                            300,163
                                   1,200,000   Ply Gem Industries, Inc., 9% due 2/15/2012                                 1,086,000
                                   1,600,000   Standard-Pacific Corp., 9.25% due 4/15/2012                                1,648,000
                                   1,000,000   Texas Industries, Inc., 7.25% due 7/15/2013                                1,020,000
                                                                                                                        -----------
                                                                                                                          9,239,525
-----------------------------------------------------------------------------------------------------------------------------------
Information Technology - 6.3%        280,000   Amkor Technology, Inc., 7.75% due 5/15/2013                                  271,600
                                     350,000   Amkor Technology, Inc., 9.25% due 6/01/2016                                  357,000
                                     600,000   BMS Holdings, Inc., 12.40% due 2/15/2012 (d)(g)(i)                           590,900
                                     215,000   Compagnie Generale de Geophysique SA, 7.50%
                                               due 5/15/2015                                                                219,300
                                     320,000   Compagnie Generale de Geophysique-Veritas, 7.75%
                                               due 5/15/2017                                                                331,200
                                   5,010,000   Freescale Semiconductor, Inc., 9.125%
                                               due 12/15/2014 (g)(i)                                                      5,078,887

BlackRock Corporate High Yield Fund III, Inc.
Schedule of Investments as of February 28, 2007                                                                   (in U.S. dollars)
-----------------------------------------------------------------------------------------------------------------------------------
                                        Face
Industry                              Amount   Corporate Bonds                                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                 $   490,000   Freescale Semiconductor, Inc., 9.23%
                                               due 12/15/2014 (d)(i)                                                    $   494,900
                                   1,915,000   Nortel Networks Ltd., 9.61% due 7/15/2011 (d)(i)                           2,049,050
                                     125,000   Open Solutions, Inc., 9.75% due 2/01/2015 (i)                                129,063
                                   1,135,000   Sanmina-SCI Corp., 8.125% due 3/01/2016                                    1,083,925
                                   2,180,000   SunGard Data Systems, Inc., 9.125% due 8/15/2013                           2,327,150
                                   1,895,000   SunGard Data Systems, Inc., 9.90% due 8/15/2013 (d)                        1,980,275
                                   1,105,000   SunGard Data Systems, Inc., 10.25% due 8/15/2015  (i)                      1,201,688
                                     235,000   Telcordia Technologies, Inc., 10% due 3/15/2013 (i)                          219,725
                                   1,391,859   UGS Capital Corp. II, 10.348% due 6/01/2011 (g)(i)                         1,416,217
                                   1,400,000   UGS Corp., 10% due 6/01/2012                                               1,533,000
                                   1,550,000   Viasystems, Inc., 10.50% due 1/15/2011                                     1,573,250
                                                                                                                        -----------
                                                                                                                         20,857,130
-----------------------------------------------------------------------------------------------------------------------------------
Leisure - 1.7%                     1,525,000   FelCor Lodging LP, 8.50% due 6/01/2011                                     1,637,469
                                   2,000,000   Great Canadian Gaming Corp., 7.25% due 2/15/2015 (i)                       2,030,000
                                   1,480,000   Host Marriott LP, 6.75% due 6/01/2016                                      1,487,400
                                     170,000   Travelport, Inc., 9.875% due 9/01/2014 (i)                                   181,475
                                     370,000   Travelport, Inc., 9.985% due 9/01/2014 (d)(i)                                382,025
                                                                                                                        -----------
                                                                                                                          5,718,369
-----------------------------------------------------------------------------------------------------------------------------------
Manufacturing - 3.5%               1,280,000   AGY Holding Corp., 11% due 11/15/2014 (i)                                  1,324,800
                                   2,175,000   CPI Holdco, Inc., 11.151% due 2/01/2015 (d)(i)                             2,245,688
                                   1,690,000   Jarden Corp., 7.50% due 5/01/2017                                          1,713,237
                                   2,310,000   NXP B.V., 9.50% due 10/15/2015 (i)                                         2,385,075
                                     470,000   RBS Global, Inc., 9.50% due 8/01/2014 (i)                                    495,850
                                     600,000   RBS Global, Inc., 11.75% due 8/01/2016 (i)                                   657,000
                                     560,000   RBS Global, Inc., 8.875% due 9/01/2016 (i)                                   571,200
                                   2,165,000   Trimas Corp., 9.875% due 6/15/2012                                         2,154,175
                                                                                                                        -----------
                                                                                                                         11,547,025
-----------------------------------------------------------------------------------------------------------------------------------
Metal - Other - 2.2%                 640,000   FMG Finance Pty Ltd., 10.625% due 9/01/2016 (i)                              728,000
                                   1,975,000   Foundation PA Coal Co., 7.25% due 8/01/2014                                1,999,687
                                   2,350,000   Indalex Holding Corp., 11.50% due 2/01/2014 (i)                            2,514,500
                                   1,975,000   Novelis, Inc., 7.25% due 2/15/2015                                         2,054,000
                                                                                                                        -----------
                                                                                                                          7,296,187
-----------------------------------------------------------------------------------------------------------------------------------
Packaging - 3.5%                     685,000   Berry Plastics Holding Corp., 8.875% due 9/15/2014                           708,975
                                   1,915,000   Berry Plastics Holding Corp., 9.23% due 9/15/2014 (d)                      1,977,237
                                   2,200,000   Graham Packing Co., Inc., 9.875% due 10/15/2014                            2,266,000
                                     420,000   Impress Holdings B.V., 8.585% due 9/15/2013 (d)(i)                           430,500
                                   2,637,000   Owens-Brockway, 8.875% due 2/15/2009                                       2,696,333
                                   1,000,000   Owens-Brockway, 8.25% due 5/15/2013                                        1,047,500
                                   1,355,000   Packaging Dynamics Finance Corp., 10%
                                               due 5/01/2016 (i)                                                          1,422,750
                                   1,000,000   Pregis Corp., 12.375% due 10/15/2013 (i)                                   1,110,000
                                                                                                                        -----------
                                                                                                                         11,659,295
-----------------------------------------------------------------------------------------------------------------------------------
Paper - 7.9%                       2,000,000   Abitibi-Consolidated, Inc., 8.855% due 6/15/2011 (d)                       2,010,000
                                     720,000   Abitibi-Consolidated, Inc., 6% due 6/20/2013                                 633,600
                                   1,000,000   Ainsworth Lumber Co. Ltd., 9.11% due 10/01/2010 (d)                          845,000
                                   1,975,000   Boise Cascade LLC, 8.235% due 10/15/2012 (d)                               1,975,000
                                     400,000   Bowater Canada Finance, 7.95% due 11/15/2011                                 402,000
                                   2,825,000   Bowater, Inc., 8.355% due 3/15/2010 (d)                                    2,853,250
                                   3,200,000   Domtar, Inc., 7.125% due 8/15/2015                                         3,212,000
                                   1,050,000   Graphic Packaging International Corp., 8.50%
                                               due 8/15/2011                                                              1,092,000
                                     640,000   Graphic Packaging International Corp., 9.50%
                                               due 8/15/2013                                                                682,400
                                   1,450,000   NewPage Corp., 11.61% due 5/01/2012 (d)                                    1,580,500

BlackRock Corporate High Yield Fund III, Inc.
Schedule of Investments as of February 28, 2007                                                                   (in U.S. dollars)
-----------------------------------------------------------------------------------------------------------------------------------
                                        Face
Industry                              Amount   Corporate Bonds                                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                 $ 1,000,000   NewPage Corp., 12% due 5/01/2013                                         $ 1,090,000
                                   3,400,000   Norske Skog Canada Ltd. Series D, 8.625%
                                               due 6/15/2011                                                              3,468,000
                                   2,000,000   Rock-Tenn Co., 8.20% due 8/15/2011                                         2,125,000
                                   2,600,000   Smurfit Kappa Funding Plc, 9.625% due 10/01/2012                           2,759,250
                                     340,000   Smurfit-Stone Container Enterprises, Inc., 9.75%
                                               due 2/01/2011                                                                351,475
                                     950,000   Verso Paper Holdings LLC, 9.125% due 8/01/2014 (i)                         1,002,250
                                     115,000   Verso Paper Holdings LLC, 11.375% due 8/01/2016 (i)                          123,625
                                                                                                                        -----------
                                                                                                                         26,205,350
-----------------------------------------------------------------------------------------------------------------------------------
Retail - 3.0%                        310,000   Beverages & More, Inc., 9.25% due 3/01/2012 (i)                              316,975
                                     360,000   Buffets, Inc., 12.50% due 11/01/2014                                         378,000
                                     340,000   Burlington Coat Factory Warehouse Corp., 11.125%
                                               due 4/15/2014                                                                349,775
                                   1,700,000   Michaels Stores, Inc., 10% due 11/01/2014 (i)                              1,819,000
                                   2,110,000   Michaels Stores, Inc., 11.375% due 11/01/2016 (i)                          2,289,350
                                   1,125,000   Neiman Marcus Group, Inc., 9% due 10/15/2015 (g)                           1,237,500
                                   1,050,000   Neiman Marcus Group, Inc., 10.375% due 10/15/2015                          1,176,000
                                   2,500,000   Rite Aid Corp., 7.50% due 3/01/2017                                        2,481,250
                                                                                                                        -----------
                                                                                                                         10,047,850
-----------------------------------------------------------------------------------------------------------------------------------
Service - 6.9%                     2,000,000   Ashtead Capital, Inc., 9% due 8/15/2016 (i)                                2,160,000
                                     600,000   Avis Budget Car Rental LLC, 7.625%
                                               due 5/15/2014 (i)                                                            609,000
                                   2,800,000   Avis Budget Car Rental LLC, 7.86%
                                               due 5/15/2014 (d)(i)                                                       2,884,000
                                   3,000,000   Corrections Corp. of America, 7.50% due 5/01/2011                          3,090,000
                                     625,000   DI Finance Series B, 9.50% due 2/15/2013                                     668,750
                                   1,750,000   Dycom Industries, Inc., 8.125% due 10/15/2015                              1,802,500
                                   1,480,000   Mac-Gray Corp., 7.625% due 8/15/2015                                       1,520,700
                                   1,780,000   Sally Holdings LLC, 10.50% due 11/15/2016 (i)                              1,842,300
                                     140,000   Seitel Acquisition Corp., 9.75% due 2/15/2014 (i)                            142,100
                                   3,000,000   Service Corp. International, 7% due 6/15/2017                              3,030,000
                                   1,200,000   United Rentals North America, Inc., 7.75%
                                               due 11/15/2013                                                             1,227,000
                                   3,000,000   Waste Services, Inc., 9.50% due 4/15/2014                                  3,172,500
                                     130,000   Yankee Acquisition Corp., 8.50% due 2/15/2015 (i)                            132,925
                                     540,000   Yankee Acquisition Corp., 9.75% due 2/15/2017 (i)                            553,500
                                                                                                                        -----------
                                                                                                                         22,835,275
-----------------------------------------------------------------------------------------------------------------------------------
Steel - 0.9%                       1,950,000   Chaparral Steel Co., 10% due 7/15/2013                                     2,179,125
                                     868,000   Ucar Finance, Inc., 10.25% due 2/15/2012                                     913,570
                                                                                                                        -----------
                                                                                                                          3,092,695
-----------------------------------------------------------------------------------------------------------------------------------
Telecommunications - 4.9%          1,247,000   ADC Telecommunications, Inc., 1%
                                               due 6/15/2008 (b)                                                          1,183,091
                                     750,000   ADC Telecommunications, Inc., 5.729%
                                               due 6/15/2013 (b)(d)                                                         722,813
                                   2,025,000   Inmarsat Finance Plc, 7.625% due 6/30/2012                                 2,100,937
                                   2,900,000   LCI International, Inc., 7.25% due 6/15/2007                               2,907,250
                                   2,400,000   Nordic Telephone Co. Holdings ApS, 8.875%
                                               due 5/01/2016 (i)                                                          2,586,000
                                     780,000   ProtoStar I Ltd., 12.50% due 10/15/2012 (b)(i)                               819,000
                                     350,000   Qwest Communications International, Inc., 7.50%
                                               due 2/15/2014                                                                362,688
                                   1,550,000   Qwest Corp., 8.605% due 6/15/2013 (d)                                      1,691,438
                                     525,000   Qwest Corp., 7.625% due 6/15/2015                                            560,438
                                   3,000,000   Windstream Corp., 8.125% due 8/01/2013                                     3,236,250
                                                                                                                        -----------
                                                                                                                         16,169,905

BlackRock Corporate High Yield Fund III, Inc.
Schedule of Investments as of February 28, 2007                                                                   (in U.S. dollars)
-----------------------------------------------------------------------------------------------------------------------------------
                                        Face
Industry                              Amount   Corporate Bonds                                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
Transportation - 1.8%            $   370,000   Britannia Bulk Plc, 11% due 12/01/2011 (i)                               $   360,287
                                   1,525,000   Navios Maritime Holdings, Inc., 9.50%
                                               due 12/15/2014 (i)                                                         1,566,938
                                   1,400,000   OMI Corp., 7.625% due 12/01/2013                                           1,414,000
                                   2,325,000   Teekay Shipping Corp., 8.875% due 7/15/2011                                2,505,188
                                                                                                                        -----------
                                                                                                                          5,846,413
-----------------------------------------------------------------------------------------------------------------------------------
Utility - 9.3%                     4,458,000   The AES Corp., 9.375% due 9/15/2010                                        4,836,930
                                   2,100,000   The AES Corp., 8.75% due 5/15/2013 (i)                                     2,241,750
                                   1,327,000   Centerpoint Energy, Inc. Series B, 3.75%
                                               due 5/15/2023 (b)                                                          2,091,684
                                     540,000   Conexant Systems, Inc., 9.11% due 11/15/2010 (d)(i)                          556,200
                                   2,509,000   ESI Tractebel Acquisition Corp. Series B, 7.99%
                                               due 12/30/2011                                                             2,594,369
                                   1,875,000   Edison Mission Energy, 7.50% due 6/15/2013                                 1,959,375
                                   1,775,000   El Paso Performance-Linked Trust, 7.75%
                                               due 7/15/2011 (i)                                                          1,885,937
                                   2,600,000   Mirant North America LLC, 7.375% due 12/31/2013                            2,671,500
                                   1,625,000   NRG Energy, Inc., 7.25% due 2/01/2014                                      1,657,500
                                   1,475,000   NRG Energy, Inc., 7.375% due 2/01/2016                                     1,504,500
                                     390,000   Nevada Power Co., 9% due 8/15/2013                                           421,781
                                   3,800,000   Reliant Energy, Inc., 9.50% due 7/15/2013                                  4,118,250
                                   1,200,000   Sierra Pacific Resources, 8.625% due 3/15/2014                             1,299,527
                                     925,000   Southern Natural Gas Co., 8.875% due 3/15/2010                               966,052
                                   2,066,549   Tenaska Alabama Partners LP, 7% due 6/30/2021 (i)                          2,092,833
                                                                                                                        -----------
                                                                                                                         30,898,188
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Communications - 4.9%     1,650,000   Centennial Cellular Operating Co. LLC, 10.125%
                                               due 6/15/2013                                                              1,784,062
                                   1,350,000   Cricket Communications, Inc., 9.375%
                                               due 11/01/2014 (i)                                                         1,424,250
                                     850,000   Digicel Group Ltd., 8.875% due 1/15/2015 (i)                                 829,812
                                   2,050,000   Digicel Group Ltd., 9.125% due 1/15/2015 (g)(i)                            1,996,187
                                   1,200,000   Dobson Communications Corp., 9.61%
                                               due 10/15/2012 (d)                                                         1,239,000
                                   1,710,000   MetroPCS Wireless, Inc., 9.25% due 11/01/2014 (i)                          1,795,500
                                     210,000   Orascom Telecom Finance SCA, 7.875%
                                               due 2/08/2014                                                                208,950
                                     950,000   Rogers Wireless Communications, Inc., 8.48%
                                               due 12/15/2010 (d)                                                           969,000
                                     250,000   Rogers Wireless Communications, Inc., 8%
                                               due 12/15/2012                                                               266,563
                                   2,600,000   Rural Cellular Corp., 8.25% due 3/15/2012                                  2,697,500
                                   2,850,000   West Corp., 11% due 10/15/2016 (i)                                         3,085,125
                                                                                                                        -----------
                                                                                                                         16,295,949
------------------------------------------------------------------------------------------------------------------------------------
                                               Total Corporate Bonds
                                               (Cost - $406,868,930) - 126.3%                                           418,649,783
------------------------------------------------------------------------------------------------------------------------------------
                                               Floating Rate Loan Interests (k)
------------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.7%                   2,830,000   Wellman, Inc. Second Lien Term Loan, 12.11%
                                               due 2/10/2010                                                              2,439,460
------------------------------------------------------------------------------------------------------------------------------------
                                               Total Floating Rate Loan Interests
                                               (Cost - $2,793,209) - 0.7%                                                 2,439,460
------------------------------------------------------------------------------------------------------------------------------------
                                               Foreign Government Obligations
------------------------------------------------------------------------------------------------------------------------------------
                                   3,000,000   Brazilian Government International Bond, 11%
                                               due 8/17/2040                                                              4,009,500
------------------------------------------------------------------------------------------------------------------------------------
                                               Total Foreign Government Obligations
                                               (Cost - $3,795,457) - 1.2%                                                 4,009,500
------------------------------------------------------------------------------------------------------------------------------------

BlackRock Corporate High Yield Fund III, Inc.
Schedule of Investments as of February 28, 2007                                                                   (in U.S. dollars)
-----------------------------------------------------------------------------------------------------------------------------------
                                      Shares
Industry                                Held   Common Stocks                                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
Cable - U.S. - 1.1%                   82,737   Loral Space & Communications Ltd. (c)                                    $ 3,851,407
-----------------------------------------------------------------------------------------------------------------------------------
Information Technology - 0.6%         98,041   Cypress Semiconductor Corp.  (c)                                           1,862,772
-----------------------------------------------------------------------------------------------------------------------------------
Manufacturing - 0.4%                  70,784   Medis Technologies Ltd.  (c)                                               1,216,069
-----------------------------------------------------------------------------------------------------------------------------------
Paper - 0.1%                         203,785   Western Forest Products, Inc. (c)                                            367,635
-----------------------------------------------------------------------------------------------------------------------------------
                                               Total Common Stocks   (Cost - $8,246,278) - 2.2%                           7,297,883
-----------------------------------------------------------------------------------------------------------------------------------
                                               Preferred Stocks
-----------------------------------------------------------------------------------------------------------------------------------
Cable - U.S. - 0.4%                    6,402   Loral Spacecom Corp. Series A, 12%                                         1,293,204
-----------------------------------------------------------------------------------------------------------------------------------
                                               Total Preferred Stocks  (Cost - $1,265,640) - 0.4%                         1,293,204
-----------------------------------------------------------------------------------------------------------------------------------
                                               Warrants (h)
-----------------------------------------------------------------------------------------------------------------------------------
Health Care - 0.0%                    32,042   HealthSouth Corp. (expires 1/16/2014)                                         25,634
-----------------------------------------------------------------------------------------------------------------------------------
Paper - 0.0%                             700   MDP Acquisitions Plc (expires 10/01/2013)                                     14,000
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Communications - 0.2%           825   American Tower Corp. (expires 8/01/2008)                                     448,627
-----------------------------------------------------------------------------------------------------------------------------------
                                               Total Warrants   (Cost - $53,675) - 0.2%                                     488,261
-----------------------------------------------------------------------------------------------------------------------------------

                                  Beneficial
                                    Interest   Other Interests (e)
-----------------------------------------------------------------------------------------------------------------------------------
Cable - U.S. - 0.0%              $   750,000   Adelphia C.V.U. Series ACC-4                                                   3,000
-----------------------------------------------------------------------------------------------------------------------------------
                                               Total Other Interests   (Cost - $3,000) - 0.0%                                 3,000
-----------------------------------------------------------------------------------------------------------------------------------
                                               Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                 $22,019,219   BlackRock Liquidity Series, LLC Cash Sweep Series, (f)(j)
                                               5.33% (f)(j)                                                              22,019,219
-----------------------------------------------------------------------------------------------------------------------------------
                                               Total Short-Term Securities
                                               (Cost - $22,019,219) - 6.6%                                               22,019,219
-----------------------------------------------------------------------------------------------------------------------------------
                                               Total Investments  (Cost - $445,045,408*)  - 137.6%                      456,200,310
                                               Liabilities in Excess of Other Assets - (37.6%)                         (124,766,964)
                                                                                                                      -------------
                                               Net Assets - 100.0%                                                    $ 331,433,346
                                                                                                                      =============

* The cost and unrealized appreciation (depreciation) of investments as of February 28, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                     $ 445,718,929
                                                         =============
      Gross unrealized appreciation                      $  16,002,964
      Gross unrealized depreciation                         (5,521,583)
                                                         -------------
      Net unrealized appreciation                        $  10,481,381
                                                         =============

(a) Represents a step bond; the interest rate shown reflects the effective yield at the time of purchase.
(b)   Convertible security.
(c)   Non-income producing security.
(d)   Floating rate security.
(e) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.
(f)   Represents the current yield as of February 28, 2007.
(g) Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.
(h) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(i) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(j) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      ------------------------------------------------------------------------
                                                      Net           Interest
      Affiliate                                     Activity         Income
      ------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC
         Cash Sweep Series                        $ 21,862,101      $ 386,292
      ------------------------------------------------------------------------

BlackRock Corporate High Yield Fund III, Inc.
Schedule of Investments as of February 28, 2007                (in U.S. dollars)
--------------------------------------------------------------------------------
(k) Floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. The base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major U.S. banks or (iii) the certificate of deposit rate.

o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

o     Swaps outstanding as of February 28, 2007 were as follows:

------------------------------------------------------------------------------------------------------
                                                                                         Unrealized
                                                                         Notional       Appreciation
                                                                          Amount       (Depreciation)
-------------------------------------------------------------------------------------------------------
Sold credit default protection on General Motors Acceptance
Corp. and receive 3.50%

Broker,    JPMorgan Chase
Expires    March 2007                                                  $   800,000     $     1,436

Sold credit default protection on General Motors Acceptance
Corp. and receive 4.50%

Broker,    Morgan Stanley Capital Services, Inc.
Expires    March 2007                                                  $   800,000           1,896

Sold credit default protection on General Motors Corp.
and receive 4.40%

Broker,    Morgan Stanley Capital Services, Inc.
Expires    June 2007                                                   $   400,000           4,486

Sold credit default protection on General Motors Corp.
and receive 8.00%

Broker,    Morgan Stanley Capital Services, Inc.
Expires    June 2007                                                   $   400,000           8,925

Sold credit default protection on Ford Motor Company and receive 3.80%

Broker,    JPMorgan Chase
Expires    March 2010                                                  $ 3,000,000         (12,396)

Sold credit default protection on Ford Motor Company and receive 3.80%

Broker,    UBS Warburg
Expires    March 2010                                                  $ 1,000,000          (4,132)

Sold credit default protection on Primedia, Inc.
and receive 2.45%

Broker,    Lehman Brothers Special Finance
Expires    March 2012                                                  $ 1,000,000           5,393
--------------------------------------------------------------------------------------------------
Total                                                                                  $     5,608
                                                                                       ===========

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - As of September 29, 2006, with the conclusion of the combination of Merrill Lynch's asset management business with BlackRock, the registrant was migrated to BlackRock's trading and compliance monitoring systems, and various personnel changes occurred. In conjunction with these business improvements, there were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Corporate High Yield Fund III, Inc.

By: /s/ Robert C. Doll, Jr.
    ---------------------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock Corporate High Yield Fund III, Inc.

Date: April 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Robert C. Doll, Jr.
    ---------------------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock Corporate High Yield Fund III, Inc.

Date: April 23, 2007

By: /s/ Donald C. Burke
    ---------------------------------------------
    Donald C. Burke
    Chief Financial Officer
    BlackRock Corporate High Yield Fund III, Inc.

Date: April 23, 2007